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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
                 -------------------------------
   Address:      75 Park Plaza
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 028-06203
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-646-7728
         -------------------------------

Signature, Place, and Date of Signing:

  /s/ Robert T. Needham      Boston, MA      February 14, 2006
  ---------------------      ----------      -----------------
       [Signature]         [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                        --------------------

Form 13F Information Table Entry Total:                13
                                        --------------------

Form 13F Information Table Value Total:          $355,623
                                        --------------------
                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
                       Title of                  Value       Shrs or  Sh/ Put/   Investment    Other      Voting Authority
Name of Issuer          Class       CUSIP      (x$1000)      Prn Amt  Prn Call   Discretion    Mgrs     Sole   Shared   Other
--------------         --------    --------    --------    ---------- --------   ----------    ----     ----   ------   ----
Chesapeake Energy Corp  Common     165167107    10,471        330,000    SH         Sole              330,000
Convera Corp            Common     211919105       990        100,000    SH         Sole              100,000
Devon Energy            Common     25179M103     1,251         20,000    SH         Sole               20,000
Hollinger
International           Common     435569108    24,074      2,686,800    SH         Sole            2,686,800
Kerr McGee Corp         Common     492386107     4,997         55,000    SH         Sole               55,000
Liberty Media           Common
Corp                    Series A   530718105   124,068     15,764,700    SH         Sole           15,764,700
Marathon Oil            Common     565849106     4,878         80,000    SH         Sole               80,000
Mittal Steel
Company NV              ADR        60684P101    21,501        816,600    SH         Sole              816,600
News Corp               Class B    65248E203     7,441        448,000    SH         Sole              448,000
Officemax               Common     67622P101   151,251      5,964,155    SH         Sole            5,964,155
RehabCare Group         Common     759148109        20          1,000    SH         Sole                1,000
XTO Energy Inc          Common     98385X106     4,614        105,000    SH         Sole              105,000
Zix Corp                Common     98974P100        67         35,000    SH         Sole               35,000